Supplement Dated January 13, 2021
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 1, 2021, for the JNL/JPMorgan Hedged Equity Fund, please delete all references to Steven G. Lee.

Effective January 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Eric J. Bernbaum	June 2019	Executive Director, JPMorgan
Jeffrey A. Geller	June 2019	Managing Director, JPMorgan
Grace Koo	June 2019	Executive Director, JPMorgan
Michael Feser	January 2021	Managing Director, JPMorgan
Phil Camporeale	January 2021	Managing Director, JPMorgan
F. Chace Brundige	April 2020	Senior Vice President and Portfolio Manager, Ivy
W. Jeffery Surles, CFA	April 2020	Senior Vice President and Portfolio Manager, Ivy

Effective January 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Tax Information” for the JNL/Vanguard International Fund, please delete paragraph in the entirety and replace with following:

Tax Information
The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Effective January 1, 2021, in the section entitled, “Additional Information About the Funds,” under “The Sub-Advisers and Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, please add the following after the fifth paragraph:

Michael Feser, is a portfolio manager on the Multi-Asset Solutions team based in New York. In this role, Mr. Feser is responsible for managing portfolios and expanding the Multi-Asset Solutions team’s capabilities in the sub-advisory segment. A particular area of focus is the design and management of risk/volatility-controlled investment strategies. In addition, Mr. Feser also serves on JPMorgan’s long-term capital markets assumptions committee, advises clients on investment strategy design and strategic asset allocation issues. An employee since 1994, Mr. Feser has more than two decades of markets, multi-asset and fixed income research and investment experience. Previously, Mr. Feser served as the Global Investment Director of Global Investment Management Solutions, where he oversaw the investment activities of the group’s portfolio managers, new product development and worked with the Funds’ boards globally. Prior to this, Mr. Feser held a number of roles across global investment management, including leading Multi-Asset Solution’s quantitative research and portfolio management team, and heading fixed income quantitative research and portfolio management functions in London. Mr. Feser obtained an M.A. in Business Administration from the University of Cologne.  He is a CFA charterholder and is Series 3, 7 and 63 licensed.

Phil Camporeale, is a portfolio manager on the Multi-Asset Solutions team, based in New York. In this role, Mr. Camporeale is responsible for developing and implementing global macro trading insights consistent with the Multi Asset Solutions investment process. A particular area of focus is the impact of global monetary policy on asset prices. Mr. Camporeale joined the Multi Asset Solutions team in 2011 and prior to his current role Mr. Camporeale managed the Investment Specialist team focused on US Funds. An employee since 2000, Mr. Camporeale was previously a portfolio manager in the New York fixed income group where he was responsible for managing duration and yield curve strategies. Mr. Camporeale has also appeared in various media outlets including CNBC, Bloomberg, and The Wall Street Journal. Mr. Camporeale earned a B.S. in Accounting and an M.B.A. in Finance from Fordham University. He is Series 3, 7, and 63 licensed.

Effective January 1, 2021, in the section entitled “Tax Status,” under subsection “Regulated Investment Company Funds,” please add the following after the last paragraph:

Effective January 1, 2021, the Board of Trustees approved the JNL/Vanguard International Fund to change its U.S. federal income tax status from a partnership to a regulated investment company.

This Supplement is dated January 13, 2021.

Supplement Dated January 13, 2021
To The Statement of Additional Information
Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 1, 2021, for the JNL/JPMorgan Hedged Equity Fund, please delete all references to Steven G. Lee.

Effective January 1, 2021, on page 148, in the section entitled, “Trustees and Officers of the Trust,” under “Trustee Compensation,” please delete the first paragraph in the entirety and replace with the following:

The Trustee who is an “interested person” receives no compensation from the Trust.  Effective January 1, 2021, each Independent Trustee is paid by the Fund Complex an annual retainer of $240,000, as well as a fee of $17,000 for each in-person meeting of the Board attended.  The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. For each telephonic meeting of the Board attended, each Independent Trustee is paid a fee of $7,000. The Chairman of the Board of Trustees receives an additional annual retainer of $102,000.  The Chair of the Audit Committee receives an additional annual retainer of $27,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $4,000 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $22,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $4,000 for each in-person or telephonic Governance Committee meeting attended. The Chair of each Investment Committee receives an additional annual retainer of $17,000 for his or her services in that capacity.  The Investment Committees typically have telephonic meetings three times per year, in addition to their in-person meetings, which take place concurrently with Board meetings. The members of each Investment Committee receive $4,000 per telephonic Investment Committee meeting. If an Independent Trustee participates in an in-person Board meeting by telephone, the Independent Trustee will receive half of the meeting fee.

Effective January 1, 2021, on page 242, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P. Morgan Investment Management Inc. under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for JNL/JPMorgan Global Allocation Fund please delete the table in the entirety and replace with the following which reflects information as of September 30, 2020:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Eric J. Bernbaum	Other Registered Investment Companies	5	$16.40 million	0	$0
	Other Pooled Vehicles	4	$7.67 million	0	$0
	Other Accounts	0	$0	0	$0

Jeffrey A. Geller	Other Registered Investment Companies	35	$88.47 million	0	$0
	Other Pooled Vehicles	43	$47.24 million	0	$0
	Other Accounts	9	$14,091,693	0	$0

Grace Koo	Other Registered Investment Companies	9	$20.07 million	0	$0
	Other Pooled Vehicles	1	$182,217	0	$0
	Other Accounts	0	0	0	$0

Michael Feser	Other Registered Investment Companies	12	$23.32 million	0	$0
	Other Pooled Vehicles	2	$983,150	0	$0
	Other Accounts	1	$279,232	0	$0

Phil Camporeale	Other Registered Investment Companies	2	$3.79 million	0	$0
	Other Pooled Vehicles	1	$182,217	0	$0
	Other Accounts	0	0	0	$0

Effective January 1, 2021, on page 245, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for J.P. Morgan Investment Management Inc. under “Security Ownership of Portfolio Managers for the JNL/JPMorgan Global Allocation Fund as of September 30, 2020,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Eric J. Bernbaum	X
Jeffrey A. Geller	X
Grace Koo	X
Michael Feser	X
Phil Camporeale	X

Effective November 11, 2020, on page 296, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL Multi-Manager Alternative Fund please delete the table row in the entirety and replace with the following:

Aggregate Fees Paid to Sub-Advisers
Fund		Co-Sub-Advisers	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2019
	JNL Multi-Manager Mid Cap Fund	Champlain	$4,606,939	0.41%
ClearBridge[9]
Nuance[4]
Victory

[4]	Nuance commenced as a sub-adviser to the Fund on April 27, 2020.
[9]	For the purpose of calculating the sub-adviser fee for the JNL Multi-Manager Mid Cap Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Growth Allocation Fund, and the JNL/Franklin Templeton International Small Cap Fund, a fee discount is applied based on the combined average daily net assets of the portfolios.

Effective November 11, 2020, on page 296, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/ClearBridge Large Cap Growth Fund please delete the table row and corresponding endnote in the entirety and replace with the following:

	Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2019
JNL/ClearBridge Large Cap Growth Fund[5]	$2,061,393	0.24%
[5] For the purpose of calculating the sub-adviser fee for the JNL Multi-Manager Mid Cap Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Growth Allocation Fund, and the JNL/Franklin Templeton International Small Cap Fund, a fee discount is applied based on the combined average daily net assets of the portfolios.

Effective January 1, 2021, on page 365, in the section entitled “Tax Status,” under subsection “Regulated Investment Company Funds,” please add the following after the last paragraph:

Effective January 1, 2021, the Board of Trustees approved the JNL/Vanguard International Fund to change its U.S. federal income tax status from a partnership to a regulated investment company.

This Supplement is dated January 13, 2021.